Commitments, contingencies and guarantees - Commitments (Details)	Sep. 30, 2025 CAD ($)
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Minimum payments due under long-term service and other agreements	$ 464,023,000